General information	12 Months Ended
Dec. 31, 2022
General information
General information	General information
On January 27, 2021, Knilo HoldCo AB was registered as a Swedish public limited company and renamed as Olink Holding AB (publ) (the "Company" or "Group"). The Company was incorporated under the laws of Sweden as a limited company (“Aktiebolag”) and has its registered office in Uppsala, Sweden. The Company was incorporated on January 4, 2019 for the purpose of the acquisition of Olink Proteomics Holding AB (“Olink Holdings”) and its subsidiaries. The Company business address is Uppsala Science Park, Dag Hammarskjölds väg 54A, SE-752 37 UPPSALA, Sweden.

The Group develop, produce, market and sell biotechnological products and services along with thereof related activities. The Company has eleven wholly owned subsidiaries. On March 29, 2021, the Company completed its initial public offering (the "Offering") in the United States. The Company's American Depositary Shares ("ADSs") were approved for listing on The Nasdaq Global Market ("Nasdaq") under the trading ticker symbol "OLK". Trading on Nasdaq commenced at market open on March 25, 2021. The ultimate parent of the Company is Summa Equity Holding AB, Stockholm, Sweden.

The Company provides management services to its subsidiaries. The Company owns 100% of Olink Finance AB, a company incorporated on 4 January 2019 under the laws of Sweden and has its registered office in Uppsala, Sweden. Olink Finance AB was used to acquire Olink Holdings on March 7, 2019 (“Olink Acquisition”).

The ultimate parent of the Company is Summa Equity Holding AB, Stockholm, Sweden. When referring to the Company and its subsidiaries collectively, they are referred to herein as the “Group”.

The Company's financial statements were authorized for issue by the Board of Directors on March 27, 2023.